Disposal of assets (Details Narrative) - USD ($) $ in Thousands						9 Months Ended
	Jun. 16, 2025	Apr. 30, 2025	Feb. 20, 2025	Dec. 20, 2024	Oct. 18, 2024	Jun. 30, 2025	Jun. 30, 2024
Proceeds from Sale of Productive Assets						$ 7,375
Gain (Loss) on Disposition of Assets						4,254
Gain (Loss) on Disposition of Other Assets						$ 300
Sale Leaseback Agreement [Member]
Payments for (Proceeds from) Productive Assets			$ 1,200
Gain (Loss) on Disposition of Assets			$ 400
Niagara Community Pharmacy Ltd. [Member]
Proceeds from Sale of Productive Assets					$ 2,400
Proceeds from Sale of Other Productive Assets					300
Payments for (Proceeds from) Productive Assets					2,700
Disposal Group, Including Discontinued Operation, Assets					1,400
Gain (Loss) on Disposition of Assets					$ 1,300
P.A. Pharmacy Limited [Member]
Proceeds from Sale of Productive Assets				$ 2,800
Proceeds from Sale of Other Productive Assets				100
Payments for (Proceeds from) Productive Assets				2,900
Disposal Group, Including Discontinued Operation, Assets				800
Gain (Loss) on Disposition of Assets				$ 2,100
Clearbrook Pharmacy [Member]
Proceeds from Sale of Productive Assets		$ 800
Proceeds from Sale of Other Productive Assets		100
Payments for (Proceeds from) Productive Assets		900
Disposal Group, Including Discontinued Operation, Assets		500
Gain (Loss) on Disposition of Assets		$ 400
Greg’s Drug Ltd. [Member]
Proceeds from Sale of Productive Assets	$ 800
Proceeds from Sale of Other Productive Assets	100
Payments for (Proceeds from) Productive Assets	900
Disposal Group, Including Discontinued Operation, Assets	500
Gain (Loss) on Disposition of Assets	$ 400